Leases - Narrative (Details) € in Thousands, $ in Thousands	1 Months Ended				6 Months Ended
	Oct. 31, 2021 USD ($) unit thirdParty contract	Aug. 31, 2021	Mar. 31, 2021 USD ($) unit	Sep. 30, 2017	Jun. 30, 2023 USD ($) manufacturingSuite	Jun. 30, 2022 USD ($)	Oct. 31, 2021 EUR (€)	Sep. 30, 2021 ft²	Jun. 30, 2021 unit	Feb. 28, 2019 unit	Oct. 31, 2018
Lessor, Lease, Description [Line Items]
Manufacturing suite with extended lease term | manufacturingSuite					1
Gain (loss) on termination of operating lease					$ (95)	$ 0
Real estate units split | unit			1
Real estate units after split | unit			2
Number of contracts | contract	2
Payments for tenant improvements					7,400
Operating lease, number of third parties | thirdParty	2
Number of manufacturing properties | contract	2
Total lease payments receivable					1,084
Proceeds from deposits from customers	$ 100
Sublease, Lease Term 1
Lessor, Lease, Description [Line Items]
Total lease payments receivable | €							€ 97
Sublease, Lease Term 2
Lessor, Lease, Description [Line Items]
Total lease payments receivable | €							€ 109
Manufacturing Suite in Stevenage, United Kingdom
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of operating lease					(100)
Loss of disposal on leasehold improvements					$ (3,800)
Number of square feet | ft²								70,000
Manufacturing Suite in Stevenage, United Kingdom | Manufacturing Facility
Lessor, Lease, Description [Line Items]
Operating lease rent-free period (in months)				6 months
Office Space in Rockville, Maryland | Building
Lessor, Lease, Description [Line Items]
Operating lease contract term (in years)											5 years
MediaWorks Corporate Headquarters | Additional Space
Lessor, Lease, Description [Line Items]
Operating lease rent-free period (in months)		18 months
Operating lease contract term (in years)		9 years 11 months
Manufacturing Space in Enfield, United Kingdom
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of operating lease			$ 100
Lease termination fee expense			$ 200
Manufacturing Space in Enfield, United Kingdom | Building
Lessor, Lease, Description [Line Items]
Operating lease contract term (in years)										15 years
Number of units | unit										3
Number of units surrendered | unit									1
Number of contracts | unit	2